Note 4 - Loans and Allowance for Loan Losses (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Loans Charge-off Period					90 days
Financing Receivable, Allowance for Credit Losses, Write-downs			$ 125,000	$ 93,000	$ 1,382,000	$ 226,000	$ 620,000	$ 892,000
Collateral Dependent Loans Value of Significant Properties			200,000		200,000
Mortgage Loans in Process of Foreclosure, Amount			$ 436,000		$ 436,000
Financing Receivable, Allowance for Credit Losses, Loss Factor Increase					0.25%		0.25%
Financing Receivable, Allowance for Credit Losses, Loss Factor	20.00%		20.00%		20.00%		20.00%
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 1,600,000	$ 1,400,000
Financing Receivable Allowance For Credit Losses Risk Factor	1.18						1.18
Impaired Financing Receivable, Interest Income, Cash Basis Method			$ 0	0	$ 0	$ 0	$ 0	0
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 0	0	$ 0		$ 0		$ 0	$ 0
Financing Receivable, Modifications, Number of Contracts			0		0	3
Troubled Debt Restructurings Principal Charge-offs			$ 0		$ 0
Troubled Debt Restructurings Specific Allowance				$ 0		$ 0
Financing Receivable, Modifications, Subsequent Default, Number of Contracts			0	0	0	0	0	0
Recorded investment in loans	306,485,000	294,478,000	$ 303,432,000		$ 303,432,000		$ 306,485,000	$ 294,478,000
Loans and Leases Receivable, Related Parties, Additions							10,612,000
Loans and Leases Receivable, Related Parties	8,654,000	6,549,000					8,654,000	6,549,000
Allowance for Credit Losses, Change in Method of Calculating Impairment	0	0					0	0
Classified Loans [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)							664,000	521,000
Bank Overdrafts [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Loans Charge-off Period					45 days
Other Than Consumer Portfolio Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Number of Loans			11		11
Financing Receivable, Allowance for Credit Losses, Write-downs					$ 464,000
Director of the Bank [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Related Parties, Additions							978,000
Loans and Leases Receivable, Related Parties	$ 1,200,000	951,000					1,200,000	951,000
Classified Loans [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)					532,000		$ 664,000
Residential Mortgage Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Loan To Value Ratio	90.00%						90.00%
Recorded investment in loans	$ 2,500,000						$ 2,500,000
Amount of Loans Serviced for Others	$ 169,000	$ 200,000					169,000	$ 200,000
Qualitative Factor Past Due Loans [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method					$ 1,400,000		$ 1,600,000
Financing Receivable Allowance For Credit Losses Risk Factor	1.20	1.20					1.20	1.20
Overall Qualitative Factor [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable Allowance For Credit Losses Risk Factor	1.18		1.18		1.18		1.18
Allowance for Loan and Lease Losses, Period Increase (Decrease)					$ 527,000		$ 520,000	$ 471,000
Qualitative Factor Economic Condition [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable Allowance For Credit Losses Risk Factor	1.20						1.20
Qualitative Factor Other Internal And External Factors [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable Allowance For Credit Losses Risk Factor	1.30	1.30					1.30	1.30
Charge-off Treatment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Net Charge Offs							$ 0	$ 0
Minimum [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) [Line Items]
Performance Period					6 months